SUPPLEMENT DATED MAY 24, 2004 TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

                  DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. Your prospectus indicates that the Janus Fund and the Janus Twenty Fund are only available in contracts issued before October 31, 2001. Effective immediately, this restriction is modified to reflect that these two underlying mutual funds are available in all contracts issued before May 24, 2004.

2.   The information relating to the Gartmore GMF Investor Destinations Funds in
     "Appendix A: Underlying Mutual Funds" is amended as follows:
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GARTMORE GMF INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
Sub-adviser:                NorthPointe Capital, LLC
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: SERVICE CLASS                                             target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
CONSERVATIVE FUND:                                              target allocation mix of 20% large cap U.S. stocks, 10% mid cap
SERVICE CLASS                                                   U.S. stocks, 10% international stocks, 35% bonds, and 25%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE                                           and income.  The Fund invests in a target allocation mix of 30%
FUND: SERVICE CLASS                                             large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND: SERVICE                                        mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small
CLASS                                                           cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND: SERVICE CLASS                                             cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international stocks, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
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